Income taxes	12 Months Ended
Mar. 31, 2019
Income taxes

20. Income taxes

Income tax expense

The following table presents the components of Income tax expense for the fiscal years ended March 31, 2017, 2018 and 2019:

	2017	2018	2019
	(in millions of yen)
Current:
Domestic	130,164	130,573	116,695
Foreign	68,512	47,020	49,871

Total current tax expense	198,676	177,593	166,566

Deferred:
Domestic	(99,831)	58,078	(162,475)
Foreign	(7,601)	1,933	5,244

Total deferred tax expense (benefit)	(107,432)	60,011	(157,231)

Total income tax expense	91,244	237,604	9,335

The preceding table does not reflect the tax effects of items recorded directly in Equity for the fiscal years ended March 31, 2017, 2018 and 2019. The detailed amounts recorded directly in Equity are as follows:

	2017	2018	2019
	(in millions of yen)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	112,467	123,186	(3,940)
Less: reclassification adjustments	(97,729)	(82,828)	889

Total	14,738	40,358	(3,051)

Pension liability adjustments:
Unrealized gains (losses)	4,785	66,331	(6,558)
Less: reclassification adjustments	178	190	(2,370)

Total	4,963	66,521	(8,928)

Own credit risk adjustments (Note):
Unrealized gains (losses)	—	—	3,033
Less: reclassification adjustments	—	—	(47)

Total	—	—	2,986

Total tax effect before allocation to noncontrolling interests	19,701	106,879	(8,993)

Note:

The MHFG Group adopted ASU No.2016-01 on April 1, 2018. The ASU requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. See Note 2 “Recently issued accounting pronouncements” for further details.

Reconciliation of Income tax expense

The following table shows a reconciliation of Income tax expense at the effective statutory tax rate to the actual income tax expense for the fiscal years ended March 31, 2017, 2018 and 2019:

	2017		2018	2019
	(in millions of yen, except tax rates)
Income before income tax expense	480,375		839,298	85,060
Effective statutory tax rate	30.86%		30.86%	30.62%

Income tax calculated at the statutory tax rate	148,244		259,007	26,045
Income not subject to tax	(7,521)		(9,312)	(8,861)
Expenses not deductible for tax purposes	1,483		1,421	1,389
Tax rate differentials of subsidiaries	(2,165)		(2,696)	(3,522)
Change in valuation allowance	112,781	(1)	(9,102)	(2,444)
Change in undistributed earnings of subsidiaries	5,217		(1,972)	(21,347	) (3)
Change in net operating loss carryforwards resulting from intercompany capital transactions	647		—	—
Effect of enacted change in tax rates	—		6,863 (2)	(11)
Reversal of outside basis differences	(159,119	) (1)	—	—
Change in unrecognized tax benefits	—		—	9,420
Other	(8,323)		(6,605)	8,666

Income tax expense	91,244		237,604	9,335

Notes:

(1)

These amounts for the fiscal year ended March 31, 2017 represent mainly the reversal of an outside basis difference related to certain foreign subsidiaries due to their organizational restructuring and the related increase in the valuation allowance.

(2)

On December 22, 2017, the President of the United States signed into law the Tax Cuts and Jobs Act, which includes a reduction in the U.S. federal corporate income tax rate from 35% to 21%. The decrease in the Group’s balance of net deferred tax assets, reflecting such tax rate reductions, was recognized as an increase to Income tax expense in the fiscal year ended March 31, 2018. The MHFG Group has completed its analysis and accounting under Staff Accounting Bulletin No. 118 for the effects of the Act.

(3)

In the fiscal year ended March 31, 2019, the MHFG Group derecognized majority of deferred tax liabilities for undistributed earnings of foreign subsidiaries because the Group has intent and ability to reinvest those earnings indefinitely in certain foreign subsidiaries.

Deferred tax assets and liabilities

The components of net deferred tax assets (liabilities) at March 31, 2018 and 2019 are as follows:

	2018	2019
	(in millions of yen)
Deferred tax assets:
Allowance for loan losses	126,977	122,585
Premises and equipment	4,896	73,944
Derivative financial instruments	53,336	48,487
Investments	453,880	—
Trading securities	1,988	—
Net operating loss carryforwards (Note)	178,256	167,755
Other	204,005	216,568

	1,023,338	629,339
Valuation allowance (Note)	(163,358)	(158,581)

Deferred tax assets, net of valuation allowance	859,980	470,758

Deferred tax liabilities:
Prepaid pension cost and accrued pension liabilities	255,239	247,694
Investments	—	198,495
Available-for-sale securities	764,497	12,426
Trading securities	—	9,158
Other	89,359	61,330

Deferred tax liabilities	1,109,095	529,103

Net deferred tax assets (liabilities)	(249,115)	(58,345)

Note:

The amount includes ¥110,729 million and ¥107,246 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2018 and 2019, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥86,189 million and ¥88,294 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.

Deferred tax assets and deferred tax liabilities within the same tax jurisdiction have been netted for presentation purposes in the consolidated balance sheets.

As of March 31, 2019, the accumulated amount of undistributed earnings that will be indefinitely reinvested and the unrecognized deferred tax liabilities related to such subsidiaries are approximately ¥186 billion and ¥17 billion, respectively.

The following table and accompanying footnotes provide a breakdown of deferred tax assets and the valuation allowance recognized in respect of net operating loss carryforwards by tax jurisdiction and by year of expiration as of March 31, 2018 and 2019:

	Deferred tax assets	Valuation allowance	Deferred tax assets, net of valuation allowance
	(in billions of yen)
2018
Japan (1)	117	(88)	29
The United States	10	(1)	9
The United Kingdom (2)	48	(48)	—
Others	3	(2)	1

Total	178	(139)	39

2019
Japan (3)	111	(92)	19
The United States	8	—	8
The United Kingdom (2)	46	(46)	—
Others	3	(2)	1

Total	168	(140)	28

Notes:

(1)	¥111 billion of the Japan deferred tax assets of ¥117 billion is related to MHSC, which is substantially offset by a valuation allowance, and will expire during the fiscal year ending March 31, 2026.
(2)	The United Kingdom net operating loss carryforwards may be carried forward indefinitely for tax purposes.
(3)	¥107 billion of the Japan deferred tax assets of ¥111 billion is related to MHSC, which is substantially offset by a valuation allowance, and will expire during the fiscal year ending March 31, 2026.

Determination of valuation allowance

In accordance with ASC 740, when the MHFG Group determines whether and to what extent a valuation allowance is needed, the Group considers all available evidence, both positive and negative, to estimate future taxable income. In this regard, the Group considers reversals of existing taxable temporary differences, projected future taxable income (exclusive of reversals of existing temporary differences) and qualifying tax-planning strategies to be possible sources of future taxable income. The Group considers the specific pattern and timing of future reversals of existing taxable and deductible temporary differences on available-for-sale securities to constitute a prudent and feasible tax-planning strategy and strong positive evidence. The Group has the ability to control when its available-for-sale securities with unrealized gains and losses are sold in order to accelerate or decelerate taxable or deductible amounts. The Group also has a long history of effecting such sales as necessary in order to utilize net operating loss carryforwards or otherwise realize deferred tax assets.

Positive evidence includes the Group’s results of operations for the current and preceding years on an overall consolidated basis and for most of the principal subsidiaries. In particular, the strong results of operations in recent years of MHFG’s principal banking subsidiaries in Japan represent positive evidence that can be objectively verified.

Negative evidence includes the existence of significant amounts of net operating loss carryforwards or cumulative losses recorded at certain entities, and the expiration of unused net operating loss carryforwards in recent years.

A valuation allowance is recorded against deferred tax assets as of the balance sheet date to the extent the Group estimates it is more likely than not that sufficient future taxable income is not available to realize such deferred tax assets. As the Group does not apply a consolidated taxation system, with a few exceptions of certain subsidiaries, deferred tax assets and liabilities are calculated separately for each legal entity. Therefore, changes in the valuation allowance are primarily due to changes in deductible temporary differences, net operating loss carryforwards and the estimated availability of future taxable income sources of each entity.

In general, a valuation allowance is recognized against deferred tax assets related to entities that have accumulated significant net operating loss carryforwards. As of March 31, 2019, the Group’s valuation allowance was primarily related to entities in Japan, the United States and the United Kingdom. The valuation allowance was partially recognized in Japan and in the United States, while the valuation allowance was fully recognized in the United Kingdom.

The Group determined whether cumulative losses were recognized by aggregating pretax results for the recent three years as part of the analysis of potential indicators of negative evidence. In each tax jurisdiction, certain entities recognized a cumulative loss on the basis of the most recent three years’ pretax results as of March 31, 2019. As it pertains to each entity with a cumulative loss, a valuation allowance was fully recognized against the deferred tax assets if the Group determined there was no positive evidence that overcame the negative evidence. MHFG and its principal banking subsidiaries in Japan did not record cumulative losses in the periods presented.

Change in valuation allowance

The following table presents a roll-forward of the valuation allowance for the fiscal years ended March 31, 2017, 2018 and 2019:

	2017	2018	2019
	(in millions of yen)
Balance at beginning of fiscal year	339,922	438,344	163,358
Changes that directly affected Income tax expense	112,781	(9,102)	(2,444)
Changes that did not affect Income tax expense:
Expiration of net operating loss carryforwards	—	(264,234)	—
Others	(14,359)	(1,650)	(2,333)

Total	(14,359)	(265,884)	(2,333)

Balance at end of fiscal year	438,344	163,358	158,581

The increase in the fiscal year ended March 31, 2017 of ¥112,781 million in the valuation allowance that directly affected Income tax expense was a result of an assessment of realizability of deferred tax assets related to the net operating loss carryforwards, primarily related to the reversal of an outside basis difference related to certain foreign subsidiaries due to their organizational restructuring. The decrease in the fiscal year ended March 31, 2017 of ¥14,359 million in others was primarily related to a decrease in the valuation allowance that is fully recognized against the MHFG Group’s net operating loss carryforwards due to tax rate reductions and foreign currency rate reductions of MHFG’s foreign subsidiaries.

The decrease in the fiscal years ended March 31, 2018 and 2019 of ¥9,102 million and ¥2,444 million, respectively, in the valuation allowance that directly affected Income tax expense was primarily related to an increase of the realizability of deferred tax assets of MHFG’s subsidiaries.

Net operating loss carryforwards

At March 31, 2019, the MHFG Group had net operating loss carryforwards totaling ¥683 billion. These carryforwards are scheduled to expire as follows:

Net operating loss carryforwards
(in billions of yen)
Fiscal year ending March 31:
2020	—
2021	—
2022	—
2023	12
2024	3
2025 and thereafter (Note)	668

Total	683

Note:	Including the net operating loss carryforwards which may be carried forward indefinitely in the United Kingdom.

In addition, included in the net operating loss carryforwards in the above table are MHSC’s net operating loss carryforwards of ¥350 billion resulting mainly from the reversal of an outside basis difference related to certain foreign subsidiaries due to their organizational restructuring. The tax loss was recorded at MHSC in accordance with Japanese tax law. The net operating loss carryforwards due to this restructuring will expire during the fiscal year ending March 31, 2026.

Uncertainty in income tax

The following table is a roll-forward of unrecognized tax benefits for the fiscal years ended March 31, 2017, 2018 and 2019:

	2017	2018	2019
	(in millions of yen)
Total unrecognized tax benefits at beginning of fiscal year	1,300	1,867	2,345

Gross amount of increases related to positions taken during prior years	167	224	9,550
Gross amount of increases related to positions taken during the current year	409	351	330
Amount of decreases related to settlements	—	—	—
Foreign exchange translation	(9)	(97)	98

Total unrecognized tax benefits at end of fiscal year	1,867	2,345	12,323

The total amount of unrecognized tax benefits including ¥675 million, ¥888 million and ¥2,164 million of interest and penalties was ¥1,867 million, ¥2,345 million and ¥12,323 million at March 31, 2017, 2018 and 2019, respectively, which would, if recognized, affect the Group’s effective tax rate. The Group classifies interest and penalties accrued relating to unrecognized tax benefits as Income tax expense.

The MHFG Group is currently subject to ongoing tax audits in some jurisdictions. The oldest years open to tax audits in Japan, the United States and the United Kingdom are 2010, 2002 and 2015, respectively. It is reasonably possible that unrecognized tax benefits may decrease by approximately ¥9 billion within the next twelve months due to the resolution of various audits.